Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Schedule of analysis of net period cost
	2017		2016		2015
Analysis of net period cost:
Current service cost	Ps.	3,657	Ps.	2,421	Ps.	2,012
Interest cost on benefit obligation	1,000		701		537

Net period cost	Ps.	4,657	Ps.	3,122	Ps.	2,549

Schedule of changes in defined benefit obligation

	2017		2016		2015
Defined benefit obligation at January 1,	Ps.	13,438	Ps.	10,056	Ps.	7,737
Net period cost charged to profit or loss:
Current service cost	3,657		2,421		2,012
Interest cost on benefit obligation	1,000		701		537
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	1,776		442		1,174
Payments made	(582)		(182)		(1,404)

Defined benefit obligation at December 31,	Ps.	19,289	Ps.	13,438	Ps.	10,056

Summary of significant assumptions used in the computation of the seniority premium obligations

	2017	2016	2015
Financial:
Discount rate	7.72%	7.78%	7.29%
Expected rate of salary increases	5.50%	5.50%	5.50%
Annual increase in minimum salary	4.00%	4.00%	4.00%

Biometric:
Mortality (1)	EMSSA 09	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits
	2017		2016
Employee profit-sharing (Note 15c)	Ps.	9,063	Ps.	10,695